Supplemental Financial Information	3 Months Ended
Mar. 31, 2014
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Supplemental Financial Information

Consolidated Balance Sheet Information

Accounts receivable, net, consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Trade	$773.6	$869.8
Other	18.3	14.3
	791.9	884.1
Allowance for doubtful accounts	(12.3)	(28.4)
	$779.6	$855.7

Other current assets consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Inventory	$262.1	$256.4
Prepaid taxes	76.1	88.1
Deferred costs	55.6	47.4
Assets held for sale	53.7	8.6
Short-term investments	50.0	50.0
Prepaid expenses	28.2	18.5
Deferred tax assets	22.9	23.1
Derivative assets	12.2	11.6
Other	9.5	10.2
	$570.3	$513.9

Other assets, net, consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Deferred costs	$76.0	$59.1
Intangible assets	75.3	83.8
Prepaid taxes on intercompany transfers of property	48.6	50.2
Unbilled receivables	44.0	51.9
Supplemental executive retirement plan assets	39.2	37.7
Warranty and other claim receivables	30.6	30.6
Deferred tax assets	29.3	25.2
Other	13.5	14.2
	$356.5	$352.7

Accrued liabilities and other consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Personnel costs	$176.7	$242.0
Deferred revenue	156.1	169.8
Taxes	93.8	84.2
Accrued interest	34.3	68.0
Advance payment received on sale of assets	3.3	33.0
Customer pre-payments	—	20.0
Other	29.3	41.7
	$493.5	$658.7

Other liabilities consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Deferred revenue	$244.7	$217.6
Unrecognized tax benefits (inclusive of interest and penalties)	156.6	148.0
Intangible liabilities	62.2	69.1
Supplemental executive retirement plan liabilities	41.9	40.5
Personnel costs	30.5	37.2
Other	33.2	33.3
	$569.1	$545.7

Accumulated other comprehensive income consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Derivative Instruments	$26.0	$20.6
Other	(2.4)	(2.4)
	$23.6	$18.2

Concentration of Risk

We are exposed to credit risk relating to our receivables from customers, our cash and cash equivalents, our short-term investments and our use of derivatives in connection with the management of foreign currency exchange rate risk. We mitigate our credit risk relating to receivables from customers, which consist primarily of major international, government-owned and independent oil and gas companies, by performing ongoing credit evaluations. We also maintain reserves for potential credit losses, which generally have been within management's expectations. We mitigate our credit risk relating to cash and cash equivalents by focusing on diversification and quality of instruments. Cash equivalents consist of a portfolio of high-grade instruments. Custody of cash and cash equivalents is maintained at several well-capitalized financial institutions, and we monitor the financial condition of those financial institutions.

We mitigate our credit risk relating to counterparties of our derivatives through a variety of techniques, including transacting with multiple, high-quality financial institutions, thereby limiting our exposure to individual counterparties and by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements, which include provisions for a legally enforceable master netting agreement, with almost all of our derivative counterparties. The terms of the ISDA agreements may also include credit support requirements, cross default provisions, termination events or set-off provisions.  Legally enforceable master netting agreements reduce credit risk by providing protection in bankruptcy in certain circumstances and generally permitting the closeout and netting of transactions with the same counterparty upon the occurrence of certain events.

During the quarter ended March 31, 2014, Total, Petrobras and Anadarko Petroleum accounted for 15%, 10% and 10% of our consolidated revenues, respectively, all of which were attributable to our Floaters segment. During the same period, BP accounted for 16% of our consolidated revenues, 80% of which were attributable to our Floaters segment.

During the quarter ended March 31, 2014, revenues provided by our drilling operations in the U.S. Gulf of Mexico totaled $419.9 million, or 37%, of our consolidated revenues, of which 75% were provided by our Floaters segment. Revenues provided by our drilling operations in Angola and Brazil during the quarter ended March 31, 2014 totaled $189.3 million and $134.4 million, or 17% and 12%, respectively, of our consolidated revenues, all of which were provided by our Floaters segment.